-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                MONEY MARKET FUND
                              ---------------------

                              SEMIANNUAL REPORT

                              September 30, 1999

                              --------------------
                                 WHAT'S INSIDE
                              --------------------

                              INVESTMENT UPDATE

                              About the Fund,
                              economy and markets

                              FUND INFORMATION

                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                       ----------------------
                                                               DALBAR
                                                       HONORS COMMITMENT TO:
                                                             INVESTORS
                                                               1998
                                                       ----------------------

                                                          For Excellence
[Logo] STATE STREET RESEARCH                                    in
                                                        Shareholder Service

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY

o Interest rates edged higher; however retail and auto sales were stronger than expected.

o The Federal Reserve Board raised the short- term interest rate in the third quarter; however, investor enthusiasm and consumer confidence did not wane significantly.

o The global economy has stabilized, and signs of growth began to emerge overseas.

THE MARKETS

o Money market rates rose during the third quarter of 1999 as the Federal Reserve Board ("The Fed") moved to tighten the nation's monetary policy.

o During the period, the Fed twice voted a one-quarter percent increase in the federal funds rate, the rate member banks charge each other to borrow money. The rates increased on June 30, 1999 and again on August 24, 1999. The S&P was up 0.37% for the six months ended September 30, 1999.(1)


THE FUND
OVER THE PAST SIX MONTHS

o Class E shares of State Street Research Money Market Fund returned 2.23% for the six months ended September 30, 1999.(2) This return compared favorably with Lipper's average money market fund, which returned 2.16% for the same period.

o The Fund's yield rose from 4.29% on March 31, 1999 to 4.77% on September 30, 1999 (for Class E shares). The rise reflects the increase in the federal funds rate from 4.75% to 5.25%.

o The Fund's weighted average maturity was 55 days as of September 30, 1999. That was approximately 2 days shorter than the industry average.

o The Fund continues to offer low credit risk and stability of principal, and can serve as the liquid portion of a well-balanced portfolio.

September 30, 1999

(1) The S&P 500 (officially the "Standard and Poor's 500 Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index; results are for illustrative purposes only.

(2) 1.72% for Class B(1);
    1.72% for Class B;
    1.72% for Class C;
    2.23% for Class S;
    2.24% for Class T


AN INVESTMENT IN THE FUND IS NOT INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 1999)
--------------------------------------------------------------------------------

7-DAY YIELD
--------------------------------------------------------------------------------
Class B(1)                                                               3.77%
--------------------------------------------------------------------------------
Class B                                                                  3.77%
--------------------------------------------------------------------------------
Class C                                                                  3.77%
--------------------------------------------------------------------------------
Class E                                                                  4.77%
--------------------------------------------------------------------------------
Class S                                                                  4.77%
--------------------------------------------------------------------------------
MetLife Securities Money Fund Class T                                    4.77%
--------------------------------------------------------------------------------
The Fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. Yields shown for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

INTEREST RATES
(March 31, 1999 to September 30, 1999)

              90-Day          90-Day          30-Year
            Commercial       Treasury        Treasury         30-Year
              Paper            Bills           Bills          Mortgage
            ----------       --------        --------         --------
3/99         $4,810           $4,700          $5,231          $5,621
4/99          4,790            4,530           5,344           5,661
5/99          4,810            4,620           5,620           5,824
6/99          4,980            4,763           5,787           5,969
7/99          5,110            4,740           5,902           6,103
8/99          5,250            4,961           5,976           6,067
9/99          5,320            4,846           5,877           6,053

Source: Federal Reserve, IBC/Donoghue

GLOSSARY
YIELD: The measurement of income paid by an investment. It is stated as a percentage.

WEIGHTED AVERAGE MATURITY: Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

DEBT SECURITIES: These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

STATE STREET RESEARCH MONEY MARKET FUND

---------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
---------------------------------------------------------------------------------------------------------
September 30, 1999 (Unaudited)
---------------------------------------------------------------------------------------------------------
                                                PRINCIPAL             MATURITY               VALUE
                                                 AMOUNT                 DATE                (NOTE 1)
---------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 101.3%

AUTOMOTIVE 20.5%
DaimlerChrysler N.A. Holding Corp., 5.28% ..     $10,000,000           11/30/1999           $  9,912,000
DaimlerChrysler N.A. Holding Corp., 5.32% ..      10,000,000           12/09/1999              9,898,033
Ford Motor Credit Co., 5.57% ...............      30,264,000           10/01/1999             30,264,000
Ford Motor Credit Co., 5.15% ...............       8,600,000           11/04/1999              8,558,171
Ford Motor Credit Co., 5.13% ...............       8,700,000           11/17/1999              8,641,732
Ford Motor Credit Co., 5.25% ...............       4,200,000           11/17/1999              4,171,212
General Motors Acceptance Corp., 5.70% .....      10,000,000            1/19/2000              9,825,833
General Motors Acceptance Corp., 5.70% .....       9,400,000            1/21/2000              9,233,307
General Motors Acceptance Corp., 5.75% .....       4,100,000            1/27/2000              4,022,727
                                                                                            ------------
                                                                                              94,527,015
                                                                                            ------------
CANADIAN 8.9%
Canadian Wheat Board, 5.13% ................      10,000,000           11/23/1999              9,924,475
Province of British Columbia, 5.12% ........      10,000,000           11/22/1999              9,926,045
Province of British Columbia, 5.27% ........       5,200,000           12/07/1999              5,148,998
Province of Ontario, 5.27% .................       8,700,000           11/18/1999              8,638,868
Province of Quebec, 5.34% ..................       7,500,000           12/07/1999              7,425,462
                                                                                            ------------
                                                                                              41,063,848
                                                                                            ------------
CHEMICAL 4.3%
E.I. Du Pont De Nemours & Co., 5.03% .......      10,000,000           10/18/1999              9,976,247
E.I. Du Pont De Nemours & Co., 5.11% .......      10,000,000           10/25/1999              9,965,934
                                                                                            ------------
                                                                                              19,942,181
                                                                                            ------------
CONSUMER GOODS & SERVICES 4.3%
Procter & Gamble Co., 5.30% ................      10,000,000           12/13/1999              9,892,528
Procter & Gamble Co., 5.30% ................      10,000,000           12/16/1999              9,888,111
                                                                                            ------------
                                                                                              19,780,639
                                                                                            ------------
DIVERSIFIED 4.2%
Cargill Inc., 5.70% ........................      10,000,000            1/13/2000              9,835,333
Cargill Inc., 5.67% ........................      10,000,000            1/24/2000              9,818,875
                                                                                            ------------
                                                                                              19,654,208
                                                                                            ------------
ELECTRICAL EQUIPMENT 4.8%
General Electric Capital Corp., 5.05% ......       4,600,000           10/07/1999              4,596,128
General Electric Capital Corp., 5.25% ......       4,400,000           11/30/1999              4,361,500
General Electric Capital Corp., 5.32% ......       8,500,000           12/17/1999              8,403,279
General Electric Capital Corp., 5.70% ......       4,900,000            1/21/2000              4,813,107
                                                                                            ------------
                                                                                              22,174,014
                                                                                            ------------
FINANCIAL SERVICE 44.2%
American Express Credit Corp., 5.11% .......       7,600,000           11/15/1999              7,551,455
American Express Credit Corp., 5.28% .......      10,000,000           12/15/1999              9,890,000
American General Corp., 5.30% ..............      10,000,000           12/02/1999              9,908,722
American General Finance Corp., 4.97% ......      10,000,000           10/05/1999              9,994,478
Associates First Capital Corp., 5.14% ......       5,100,000           11/15/1999              5,067,233
Associates First Capital Corp., 5.74% ......      15,000,000            1/12/2000             14,753,658
BankAmerica Corp., 5.19% ...................      10,000,000           11/08/1999              9,945,217
BankAmerica Corp., 5.30% ...................      10,000,000           11/08/1999              9,944,055
Canadian Imperial Holdings, Inc., 5.15% ....      20,000,000           11/02/1999             19,908,445
CIT Group Holdings Inc., 5.14% .............      15,000,000           10/27/1999             14,944,317
CIT Group Holdings Inc., 5.14% .............       6,100,000           11/10/1999              6,065,162
Citicorp, 5.28% ............................      10,000,000           12/09/1999              9,898,800
Goldman Sachs Group LP, 4.91% ..............      10,000,000           10/01/1999             10,000,000
Goldman Sachs Group LP, 5.23% ..............       5,000,000           11/26/1999              4,959,322
Goldman Sachs Group LP, 5.70% ..............       8,500,000            2/01/2000              8,334,463
Household Finance Corp., 5.17% .............      11,000,000           10/14/1999             10,979,464
J.P. Morgan & Co. Inc., 5.80% ..............      15,000,000            1/21/2000             14,729,333
Norwest Financial Inc., 5.03% ..............       5,700,000           10/07/1999              5,695,221
Norwest Financial Inc., 5.31% ..............      12,000,000           12/07/1999             11,881,410
Toronto Dominion Holdings, Inc., 5.315% ....      10,000,000           12/02/1999              9,908,464
                                                                                            ------------
                                                                                             204,359,219
                                                                                            ------------
FOOD & BEVERAGE 4.0%
Coca-Cola Co., 5.07% .......................       8,700,000           10/05/1999              8,695,099
Coca-Cola Co., 5.66% .......................      10,000,000            1/27/2000              9,814,478
                                                                                            ------------
                                                                                              18,509,577
                                                                                            ------------
MACHINERY 1.5%
John Deere Capital Corp., 5.12% ............       6,800,000           10/20/1999              6,781,625
                                                                                            ------------
RETAIL TRADE 4.6%
Sears Roebuck Acceptance Corp., 5.03% ......       3,900,000           10/07/1999              3,896,730
Sears Roebuck Acceptance Corp., 5.13% ......       7,300,000           10/12/1999              7,288,557
Sears Roebuck Acceptance Corp., 5.14% ......      10,000,000           11/09/1999              9,944,317
                                                                                            ------------
                                                                                              21,129,604
                                                                                            ------------
Total Commercial Paper and Investments
  (Cost $467,921,930) - 101.3% ..................................................            467,921,930
Cash and Other Assets, Less Liabilities - (1.3)% ................................             (5,857,888)
                                                                                            ------------
Net Assets - 100.0% .............................................................           $462,064,042
                                                                                            ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------
September 30, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $467,921,930) (Note 1) ....................   $467,921,930
Cash ..................................................................          2,519
Receivable for fund shares sold .......................................      3,305,371
Receivable from Distributor (Note 3) ..................................        292,716
Other assets ..........................................................        409,176
                                                                          ------------
                                                                           471,931,712
LIABILITIES
Payable for fund shares redeemed ......................................      9,321,682
Dividends payable .....................................................        275,997
Accrued management fee (Note 2) .......................................        184,928
Accrued distribution and service fees (Note 5) ........................         29,527
Accrued trustees' fees (Note 2) .......................................         14,952
Other accrued expenses ................................................         40,584
                                                                          ------------
                                                                             9,867,670
                                                                          ------------
NET ASSETS ............................................................   $462,064,042
                                                                          ============
Net Assets consist of:
  Paid-in capital .....................................................   $462,064,042
                                                                          ============
Net Asset Value and offering price per share of Class B(1)
  shares ($1,997,240 / 1,997,240 shares)* .............................      $1.00
                                                                             =====
Net Asset Value and offering price per share of Class B shares
  ($31,479,986 / 31,479,986 shares)* ..................................      $1.00
                                                                             =====
Net Asset Value, offering price and redemption price per share of
  Class C shares
  ($2,250,468 / 2,250,468 shares)* ....................................      $1.00
                                                                             =====
Net Asset Value, offering price and redemption price per share of
  Class E shares
  ($361,678,442 / 361,678,442 shares) .................................      $1.00
                                                                             =====
Net Asset Value, offering price and redemption price per share of
  Class S shares
  ($16,194,117 / 16,194,117 shares) ...................................      $1.00
                                                                             =====
Net Asset Value, offering price and redemption price per share of
  Class T shares
  ($48,463,789 / 48,463,789 shares) ...................................      $1.00
                                                                             =====

----------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

----------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------
For the six months ended September 30, 1999 (Unaudited)

INVESTMENT INCOME
Interest ..........................................................    $10,950,287
EXPENSES
Management fee (Note 2) ...........................................      1,080,937
Transfer agent and shareholder services (Note 2) ..................        488,902
Distribution and service fees - Class B(1) (Note 5) ...............          8,015
Distribution and service fees - Class B (Note 5) ..................        152,594
Distribution and service fees - Class C (Note 5) ..................         11,436
Registration fees .................................................         85,584
Custodian fee .....................................................         67,395
Reports to shareholders ...........................................         56,604
Legal fees ........................................................         44,946
Trustees' fees (Note 2) ...........................................         14,952
Audit fee .........................................................         13,227
Miscellaneous .....................................................         11,487
                                                                       -----------
                                                                         2,036,079
Expenses borne by the Distributor (Note 3) ........................       (443,500)
Fees paid indirectly (Note 2) .....................................        (15,211)
                                                                       -----------
                                                                         1,577,368
                                                                       -----------
Net investment income and net increase in net assets resulting from
  operations ......................................................    $ 9,372,919
                                                                       ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED
                                                YEAR ENDED    SEPTEMBER 30, 1999
                                              MARCH 31, 1999     (UNAUDITED)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income and net
  increase resulting from operations .......    $ 14,810,708      $  9,372,919
                                                ------------      ------------
Dividends from net investment income:
  Class B(1) ...............................          (4,888)          (27,595)
  Class B ..................................        (867,238)         (520,793)
  Class C ..................................         (81,088)          (39,029)
  Class E ..................................     (12,916,266)       (8,207,364)
  Class S ..................................        (924,448)         (541,001)
  Class T ..................................         (16,780)          (37,137)
                                                ------------      ------------
                                                 (14,810,708)       (9,372,919)
                                                ------------      ------------
Net increase from fund share trans-
  actions (Note 6) .........................     139,876,441        70,331,659
                                                ------------      ------------
Total increase in net assets ...............     139,876,441        70,331,659

NET ASSETS
Beginning of period ........................     251,855,942       391,732,383
                                                ------------      ------------
End of period ..............................    $391,732,383      $462,064,042
                                                ============      ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 1999

NOTE 1

State Street Research Money Market Fund (the "Fund"), is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities as well as high quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The Fund offers six classes of shares. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. On August 1, 1998, the Fund began offering MetLife Securities Money Fund Class T shares ("Class T"). Class T shares are only offered through Metropolitan and certain affiliates. Class E, Class S and Class T shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
The Fund values securities at amortized cost, pursuant to which the Fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1999, the fees pursuant to such agreement amounted to $1,080,937.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended September 30, 1999, the amount of such expenses was $255,160.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended September 30, 1999 the Fund's transfer agent fees were reduced by $15,211 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $14,952 during the six months ended September 30, 1999.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended September 30, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $443,500.

NOTE 4

For the six months ended September 30, 1999, purchases and sales, including maturities, of securities aggregated $4,693,914,362 and $4,626,026,000, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule
12b-1 under the Investment Company Act of 1940. Under the plans, the Fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/ or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1999, fees pursuant to such plan amounted to $8,015, $152,594 and $11,436 for Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned commissions aggregating $4,043 and $6,795 on sales of the Fund's Class B(1) and Class B shares, respectively and that the Distributor collected contingent deferred sales charges aggregating $3,369, $149,745 and $9,961 on redemptions of Class B(1), Class B and Class C shares, respectively, during the six months ended September 30, 1999.

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.
At September 30, 1999, Metropolitan owned 500,000 Class B(1) shares, 90,723 Class C shares and 16,735 Class S shares and Metropolitan and certain of its affiliates held of record 68,443,959 Class E shares and 473,126 Class T shares of the Fund.

Share transactions were as follows:

                                                                                                         SIX MONTHS ENDED
                                                                 YEAR ENDED                             SEPTEMBER 30, 1999
                                                               MARCH 31, 1999                               (UNAUDITED)
                                                   -------------------------------------       -------------------------------------
CLASS B(1)                                             SHARES(a)             AMOUNT(a)             SHARES                AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ...................................            839,178        $      839,178            2,271,193        $    2,271,193
Issued upon reinvestment of dividends .........                514                   514               15,040                15,040
Shares repurchased ............................           (108,168)             (108,168)          (1,020,517)           (1,020,517)
                                                    --------------        --------------       --------------        --------------
Net increase ..................................            731,524        $      731,524            1,265,716        $    1,265,716
                                                    ==============        ==============       ==============        ==============

CLASS B                                                 SHARES               AMOUNT                 SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ...................................         73,241,481        $   73,241,481           25,166,805        $   25,166,805
Issued upon reinvestment of dividends .........            753,739               753,739              464,245               464,245
Shares
repurchased ...................................        (58,274,238)          (58,274,238)         (24,439,136)          (24,439,136)
                                                    --------------        --------------       --------------        --------------
Net increase ..................................         15,720,982        $   15,720,982            1,191,914        $    1,191,914
                                                    ==============        ==============       ==============        ==============

CLASS C                                                 SHARES               AMOUNT                 SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ...................................         38,269,827        $   38,269,827           14,599,710        $   14,599,710
Issued upon reinvestment of dividends .........             49,352                49,352               26,594                26,594
Shares repurchased ............................        (38,347,649)          (38,347,649)         (14,661,392)          (14,661,392)
                                                    --------------        --------------       --------------        --------------
Net decrease ..................................            (28,470)       $      (28,470)             (35,088)       $      (35,088)
                                                    ==============        ==============       ==============        ==============

CLASS E                                                 SHARES               AMOUNT                 SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ...................................      1,500,181,917        $1,500,181,917        1,155,699,903        $1,155,699,903
Issued upon reinvestment of dividends .........         10,196,998            10,196,998            6,159,674             6,159,674
Shares repurchased ............................     (1,400,759,486)       (1,400,759,486)      (1,131,275,595)       (1,131,275,595)
                                                    --------------        --------------       --------------        --------------
Net increase ..................................        109,619,429        $  109,619,429           30,583,982        $   30,583,982
                                                    ==============        ==============       ==============        ==============

CLASS S                                                 SHARES               AMOUNT                 SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ...................................         60,674,480        $   60,674,480           25,783,728        $   25,783,728
Issued upon reinvestment of dividends .........            638,114               638,114              308,904               308,904
Shares repurchased ............................        (47,970,874)          (47,970,874)         (36,740,030)          (36,740,030)
                                                    --------------        --------------       --------------        --------------
Net increase (decrease) .......................         13,341,720        $   13,341,720          (10,647,398)       $  (10,647,398)
                                                    ==============        ==============       ==============        ==============

METLIFE SECURITIES MONEY FUND CLASS T                   SHARES(b)            AMOUNT(b)              SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ...................................          1,006,510        $    1,006,510           60,752,834        $   60,752,834
Issued upon reinvestment of dividends .........                196                   196               37,137                37,137
Shares repurchased ............................           (515,450)             (515,450)         (12,817,438)          (12,817,438)
                                                    --------------        --------------       --------------        --------------
Net increase ..................................            491,256        $      491,256           47,972,533        $   47,972,533
                                                    ==============        ==============       ==============        ==============

---------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of share class) to March 31, 1999.
(b) August 1, 1998 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                                                           CLASS B(1)
                                                                                          ------------------------------------------
                                                                                                                 SIX MONTHS ENDED
                                                                                               YEAR ENDED       SEPTEMBER 30, 1999
                                                                                           MARCH 31, 1999(a)       (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                            1.000                1.000
                                                                                                   ------               ------
  Net investment income ($)*                                                                        0.008                0.017
  Dividends from net investment income ($)                                                         (0.008)              (0.017)
                                                                                                   ------               ------
NET ASSET VALUE, END OF PERIOD ($)                                                                  1.000                1.000
                                                                                                   ======               ======
Total return(b) (%)                                                                                  0.84(c)              1.72(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                             732                1,997
Ratio of operating expenses to average net
  assets (%)*                                                                                        1.66(d)              1.66(d)
Ratio of operating expenses to average
  net assets after expense reductions (%)*                                                           1.65(d)              1.65(d)
Ratio of net investment income to average net
  assets (%)*                                                                                        3.40(d)              3.44(d)
* Reflects voluntary reduction of expenses per share of these amounts (Note 3)($)                   0.000                0.001

                                                                                           CLASS B
                                               -------------------------------------------------------------------------------------
                                                                   YEARS ENDED MARCH 31                          SIX MONTHS ENDED
                                               ----------------------------------------------------------         SEPTEMBER 30, 1999
                                                1995         1996          1997        1998         1999             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)        1.000        1.000        1.000        1.000        1.000                1.000
                                               ------       ------       ------       ------       ------               ------
  Net investment income ($)*                    0.032        0.041        0.037        0.040        0.038                0.017
  Dividends from net investment income ($)     (0.032)      (0.041)      (0.037)      (0.040)      (0.038)              (0.017)
                                               ------       ------       ------       ------       ------               ------
NET ASSET VALUE, END OF PERIOD ($)              1.000        1.000        1.000        1.000        1.000                1.000
                                               ======       ======       ======       ======       ======               ======
Total return(b) (%)                              3.27         4.16         3.72         4.09         3.85                 1.72(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)       9,322       11,884       15,982       14,567       30,288               31,480
Ratio of operating expenses to average net
  assets (%)*                                    1.75         1.75         1.75         1.65         1.66                 1.66(d)
Ratio of operating expenses to average net
  assets after  expense reductions (%)*          1.75         1.75         1.75         1.65         1.65                 1.65(d)
Ratio of net investment income to average
  net assets (%)*                                3.53         4.06         3.69         4.01         3.73                 3.41(d)
*Reflects voluntary reduction of expenses
 per share of these amounts (Note 3)($)         0.004        0.003        0.002        0.002        0.001                0.001

                                                                                      CLASS C
                                               -------------------------------------------------------------------------------------
                                                                  YEARS ENDED MARCH 31                             SIX MONTHS ENDED
                                               ----------------------------------------------------------         SEPTEMBER 30, 1999
                                                1995         1996         1997         1998         1999             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)        1.000        1.000        1.000        1.000        1.000                1.000
                                               ------       ------       ------       ------       ------               ------
  Net investment income ($)*                    0.032        0.041        0.037        0.040        0.038                0.017
  Dividends from net investment income ($)     (0.032)      (0.041)      (0.037)      (0.040)      (0.038)              (0.017)
                                               ------       ------       ------       ------       ------               ------
NET ASSET VALUE, END OF PERIOD ($)              1.000        1.000        1.000        1.000        1.000                1.000
                                               ======       ======       ======       ======       ======               ======
Total return(b) (%)                              3.28         4.16         3.72         4.09         3.85                 1.72(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)         842        1,964          959        2,314        2,286                2,250
Ratio of operating expenses to average net
  assets (%)*                                    1.75         1.75         1.75         1.65         1.66                 1.66(d)
Ratio of operating expenses to average net
  assets after expense reductions (%)*           1.75         1.75         1.75         1.65         1.65                 1.65(d)
Ratio of net investment income to average
  net assets (%)*                                3.30         4.08         3.68         4.01         3.72                 3.41(d)
*Reflects voluntary reduction of expenses
 per share of these amounts (Note 3)($)         0.005        0.003        0.002        0.002        0.001                0.001
------------------------------------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of share class) to March 31, 1999.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced the Fund's expenses.
(c) Not annualized.
(d) Annualized.
(e) August 1, 1998 (commencement of share class) to March 31, 1999.

                                                                       CLASS E
                                               -------------------------------------------------------------------------------------
                                                                   YEARS ENDED MARCH 31                            SIX MONTHS ENDED
                                               ---------------------------------------------------------          SEPTEMBER 30, 1999
                                                1995         1996         1997         1998         1999             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)        1.000        1.000        1.000        1.000        1.000                1.000
                                               ------       ------       ------       ------       ------               ------
  Net investment income ($)*                    0.042        0.051        0.047        0.050        0.048                0.022
  Dividends from net investment income ($)     (0.042)      (0.051)      (0.047)      (0.050)      (0.048)              (0.022)
                                               ------       ------       ------       ------       ------               ------
NET ASSET VALUE,
END OF PERIOD ($)                               1.000        1.000        1.000        1.000        1.000                1.000
                                               ======       ======       ======       ======       ======               ======
Total return(b) (%)                              4.31         5.20         4.78         5.12         4.88                 2.23(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)     150,491      197,109      192,360      221,475      331,094              361,678
Ratio of operating expenses to average net
  assets (%)*                                    0.75         0.75         0.75         0.65         0.66                 0.66(d)
Ratio of operating expenses to average net
  assets after expense reductions (%)*           0.75         0.75         0.75         0.65         0.65                 0.65(d)
Ratio of net investment income to average
  net assets (%)*                                4.26         5.06         4.69         5.01         4.74                 4.42(d)
*Reflects voluntary reduction of expenses
  per share of these amounts (Note 3)($)        0.006        0.003        0.002        0.002        0.001                0.001

                                                                       CLASS S
                                               -------------------------------------------------------------------------------------
                                                                 YEARS ENDED MARCH 31                              SIX MONTHS ENDED
                                               ----------------------------------------------------------         SEPTEMBER 30, 1999
                                                 1995         1996         1997        1998         1999             (UNAUDITED)
                                               -------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)        1.000        1.000        1.000        1.000        1.000                1.000
                                               ------       ------       ------       ------       ------               ------
  Net investment income ($)*                    0.042        0.051        0.047        0.050        0.048                0.022
  Dividends from net investment income ($)     (0.042)      (0.051)      (0.047)      (0.050)      (0.048)              (0.022)
                                               ------       ------       ------       ------       ------               ------
NET ASSET VALUE, END OF PERIOD ($)              1.000        1.000        1.000        1.000        1.000                1.000
                                               ======       ======       ======       ======       ======               ======
Total return(b) (%)                              4.31         5.20         4.78         5.12         4.88                 2.23(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)       7,886       16,191       14,710       13,500       26,842               16,194
Ratio of operating expenses to average net
  assets (%)*                                    0.75         0.75         0.75         0.65         0.66                 0.66(d)
Ratio of operating expenses to average net
  assets after expense reductions (%)*           0.75         0.75         0.75         0.65         0.65                 0.65(d)
Ratio of net investment income to average
  net assets (%)*                                4.66         5.03         4.69         5.01         4.77                 4.37(d)
*Reflects voluntary reduction of expenses
 per share of these amounts (Note 3)($)         0.003        0.003        0.002        0.002        0.001                0.001

                                                                                                       METLIFE SECURITIES
                                                                                                       MONEY FUND CLASS T
                                                                                           -----------------------------------------
                                                                                                                 SIX MONTHS ENDED
                                                                                               YEAR ENDED       SEPTEMBER 30, 1999
                                                                                           MARCH 31, 1999(e)       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                            1.000                1.000
                                                                                                   ------               ------
  Net investment income ($)*                                                                        0.031                0.022
  Dividends from net investment income ($)                                                         (0.031)              (0.022)
                                                                                                   ------               ------
NET ASSET VALUE, END OF PERIOD ($)                                                                  1.000                1.000
                                                                                                   ======               ======
Total return(b) (%)                                                                                  3.15(c)              2.24(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                             491               48,464
Ratio of operating expenses to average net assets (%)*                                               0.66(d)              0.66(d)
Ratio of operating expenses to average net assets after expense reductions (%)*                      0.65(d)              0.65(d)
Ratio of net investment income to average net assets (%)*                                            4.65(d)              4.68(d)
* Reflects voluntary reduction of expenses per share of these amounts (Note 3)($)                    0.001                0.001

------------------------------------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of share class) to March 31, 1999.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced the Fund's expenses.
(c) Not annualized.
(d) Annualized.
(e) August 1, 1998 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research Money Market Fund ("Fund"), a series of State Street Research Money Market Trust ("Trust"), was convened on April 6, 1999 ("Meeting"), and continued thereafter. The results of the Meeting are set forth below.

                                                             VOTES (MILLIONS
                                                                OF SHARES)
                                                             -----------------
ACTION ON PROPOSAL                                            FOR    WITHHELD
--------------------------------------------------------------------------------
The following persons were elected as Trustees:
Bruce R. Bond .............................................  208.1      2.9
Susan M. Phillips .........................................  208.0      3.1

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
MONEY MARKET FUND                          Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         JOHN H. KALLIS                         Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       DYANN H. KIESSLING                     Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer
                                                                                  and President,
DISTRIBUTOR                                THOMAS A. SHIVELY                      PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       GERARD P. MAUS                         Former Senior Vice President
Boston, MA 02111                           Treasurer                              for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN                      State University
State Street Research                      Assistant Treasurer
Service Center                                                                    MALCOLM T. HOPKINS
P.O. Box 8408                              DOUGLAS A. ROMICH                      Former Vice Chairman of the
Boston, MA 02266-8408                      Assistant Treasurer                    Board and Chief Financial
1-800-562-0032                                                                    Officer, St. Regis Corp.
                                           FRANCIS J. MCNAMARA, III
CUSTODIAN                                  Secretary and General Counsel          DEAN O. MORTON
State Street Bank and                                                             Former Executive Vice President,
Trust Company                              DARMAN A. WING                         Chief Operating Officer and
225 Franklin Street                        Assistant Secretary and                Director, Hewlett-Packard Company
Boston, MA 02110                           Assistant General Counsel
                                                                                  SUSAN M. PHILLIPS
LEGAL COUNSEL                              AMY L. SIMMONS                         Dean, School of Business and
Goodwin, Procter & Hoar LLP                Assistant Secretary                    Public Management, George
Exchange Place                                                                    Washington University; former
Boston, MA 02109                                                                  Member of the Board of Governors
                                                                                  of the Federal Reserve System and
                                                                                  Chairman and Commissioner of
                                                                                  the Commodity Futures Trading
                                                                                  Commission

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  Founders Investments Ltd.
                                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology


                                                              ---------------
                                                                 Bulk Rate
STATE STREET RESEARCH MONEY MARKET FUND                         U.S. Postage
One Financial Center                                               PAID
Boston, MA 02111                                                Canton, MA
                                                                Permit #313
                                                              ---------------


STATE STREET RESEARCH

[Logo]

LASTING VALUE
-------------
LEADING IDEAS


QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032 or
    [hearing impaired 1-800-676-7876]
    [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Money Market Fund prospectus.

When used after December 31, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: (exp1100) SSR-LD                                    MM-415G-1199